Condensed Statement of Operations - USD ($)		3 Months Ended
		Mar. 31, 2021	Dec. 31, 2020
Operations and formation costs
Formation and operating costs			$ 2,006
Operational costs		$ 318,012
Franchise tax		50,758
Total operations and formation costs		368,770
Loss from operations		(368,770)
Other income (expense):
Interest earned on marketable securities held in Trust Account		3,740
Transaction costs incurred in connection with warrant liabilities		(242,333)
Change in fair value of warrant liability		656,200
Other income		417,607
Net income (loss)		$ 48,837	$ (2,006)
Weighted average shares outstanding	[1],[2]		3,961,250
Basic and diluted net income/loss per share			$ 0.00
Class A redeemable Common Stock [Member]
Other income (expense):
Weighted average shares outstanding		17,500,000
Basic and diluted net income/loss per share		$ 0.00
Class A And Class B Non Redeemable Common Stock [Member]
Other income (expense):
Weighted average shares outstanding	[3]	4,922,417
Basic and diluted net income/loss per share		$ 0.01

[1]	Excludes up to 573,750 shares of Class B common stock subject to forfeiture if the overallotment option is not exercised in full or in part by the underwriters. Due to the underwriter’s partial exercise of the over-allotment on January 11, 2021, the Sponsor forfeited 23,750 shares of Class B common stock resulting in 4,511,250 Founder Shares outstanding.
[2]	The Company effected a stock dividend on January 7, 2021 of 1.17259212 shares of Class B common stock for each share of Class B common stock outstanding prior to the dividend, resulting in an aggregate of 4,535,000 shares of Class B common stock outstanding. All share and per share amounts have been retroactively restated to reflect the stock dividend (see Note 5).
[3]	As of December 31, 2020, shares included up to 573,750 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. Due to the underwriter’s partial exercise of the over-allotment option on January 11, 2021, the Sponsor forfeited 23,750 shares of Class B common stock, resulting in 4,511,250 Founder Shares outstanding as of March 31, 2021. These shares were excluded from the calculation of weighted average shares outstanding until they were no longer subject to forfeiture. If forfeited, they have been excluded from the calculation of weighted average shares outstanding.